Putnam
International
Growth and
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce that shortly after the close of the fiscal year Colin Moore was appointed to your fund's management team. Colin joined Putnam earlier this year from Rockefeller & Co., Inc., and has 18 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000


REPORT FROM FUND MANAGEMENT

Deborah F. Kuenstner
George W. Stairs
Colin Moore

Putnam International Growth and Income Fund's 2000 fiscal year performance reflects the challenges value investors faced in a largely growth-oriented environment. For the better part of the year, the world's markets experienced a strong sector bias in favor of technology, telecommunications, and Internet-related stocks. Exorbitant prices for such stocks precluded your fund's participation in the monumental tech rally of 1999. However, the fund's value strategy also protected shareholders from devastating losses experienced by some unfortunate investors in the market correction of March 2000. Furthermore, as investor sentiment shifted toward less risky securities following the market upset, the stocks in your fund's portfolio rebounded significantly. Overall, your fund's low-risk approach to international investing proved effective during a period of great volatility.

Total return for 12 months ended 6/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   16.33%   9.62%   15.41%  10.41%   15.50%  14.50%   15.83%  11.74%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FUND DESIGNED TO OUTPERFORM IN DOWN MARKETS

Your fund's stock selection process is designed to identify underpriced stocks of large international companies focused on rewarding shareholders. Buying stocks at attractive valuations lessens the potential severity of any further declines. In addition, our emphasis on large, established companies that dominate their industries avoids the pitfalls associated with investing in smaller companies or those without track records of earnings and dividends. Our research is designed to identify companies that focus on increasing shareholder value and lifting stock prices. By diversifying across many sectors, investing in stocks from leading industrialized countries and avoiding areas of extreme volatility, we provide a lower-risk way to participate in the growth of international markets.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications          9.4%

Banking                     8.5%

Insurance                   8.2%

Electric utilities          7.2%

Pharmaceuticals             6.6%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


These risk-reduction strategies proved their worth when the market took a severe tumble earlier this year. The stocks in your portfolio behaved defensively, retaining more of their value than their growth-stock counterparts. The correction reminded investors of the risk of investing in stocks with high valuations, and investors returned to established companies with compelling valuations and strong fundamentals, such as those in which your fund invests. This in turn lifted the share prices of many of your fund's holdings.

* NEW ECONOMY CREATES STRONGER COMPANIES

Conforming to the higher standards of the new economy, businesses are undergoing significant change to strengthen their competitiveness and increase profits. In moves reminiscent of those taken by U.S. companies over the past 15 years, European and Japanese companies are restructuring, shedding unprofitable divisions, and incorporating new technologies. Mergers and acquisitions continue unabated, bringing companies the benefits of improved cost structures and broader market penetration. More companies are also giving their managers performance incentives such as stock options that align their interests with shareholders and focus their goals on lifting stock prices.

Amidst all this change, we selected strong performers for your fund from many different sectors. Philips Electronics was the best performing stock in the portfolio during the year. Located in the Netherlands, Philips is a major semiconductor manufacturer and the world's third largest manufacturer of consumer electronics such as televisions, VCRs, CD players, and audio equipment, competing with Japanese companies such as Matsushita and Sony. It is also one of the world's largest manufacturers of light bulbs. We believe it is the most undervalued of the major electronics companies. We took profits on the fund's holdings when its shares started trading at prices comparable to stocks of pure semiconductor companies. When the price fell back in line with stocks of industrial companies, we reestablished a position. Although this stock, as well as others mentioned in this report, was viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

"Cross-border merger and acquisition activity grew by nearly 50% last year, and three-quarters of the cross-border deals took place in Western Europe..."

-- The Wall Street Journal, July 19, 2000


The second best performer for the period was BCE, Inc. of Canada, a telecommunications company that appreciated over 100% during the year. The former Bell Canada, BCE benefited from its ownership stake in Nortel Networks (formerly Northern Telecom), a telecommunications equipment supplier with particular strength in optical systems and digital switching equipment. Businesses are spending hefty sums for this equipment to serve the rapidly-growing demand for mobile telephony, data, and Internet access. In May, BCE spun off Nortel Networks, unlocking the value of that investment. BCE has also come to dominate the Canadian cellular phone market, which is growing more attractive because prices have stabilized. Its main competitor is in disarray, which makes BCE's growth prospects even more formidable.

Nomura Securities, Japan's No. 1 brokerage firm, performed especially well during the year. Deregulation in the Japanese brokerage industry proved less devastating than some had anticipated. Nomura not only retained its market share but also added to it. The company's large asset management business is growing steadily as investors transfer billions of dollars of assets from low-interest postal savings accounts into equity investments.

Among media stocks, British company Carlton Communications was a winner. It is one of the three largest operators of the national Independent Television Network (ITV), and produces television programming, films, videos, DVDs and CDs. Confusion surrounding a possible merger with the third largest owner of the ITV network, United News and Media, created an opportunity. Three factors -- strong trends within the industry, Carlton's depressed price, and the value-creating potential of such a merger -- made this a very attractive buy. As the benefits of consolidation became more widely recognized, the stock appreciated over 40% during a four-month period, and so we took profits. Even though the merger ultimately did not occur, Carlton's story highlights how shareholder value can be created as companies pursue positive changes such as restructuring and consolidation.

Pharmaceutical stocks rebounded from earlier sector weakness. Your fund had a relatively strong position in the health-care sector, and benefited from good performance from Astra-Zeneca, Yamanouchi, and Aventis. Aventis, formed by the 1999 merger of Rhone-Poulenc and Hoechst, is one of our largest holdings. The stock was up 57% during the year, a healthy advance attributable to strong management, several promising drugs in development, and the fact that it has no imminent patent expirations. Another positive factor is the relocation of its research and development center to New Jersey, the heart of the U.S. pharmaceutical industry.

* OUTLOOK IS FAVORABLE FOR INTERNATIONAL VALUE

In 1999, overseas markets provided higher returns than U.S. markets for the first time since 1994. The Japanese economy is improving, yet we are still extremely cautious on Japanese businesses. In Europe, the pace of mergers, restructurings, and takeovers showed no signs of lessening. The British market produced better returns, reversing a long period of lackluster performance.

We are optimistic in our outlook for international value investing. Stronger companies engaging in beneficial consolidation trends should lead international markets to continuing strong, positive returns in the coming year. Many sectors will experience improving performance as a result of the rotation out of technology stocks. We anticipate that heightened volatility will continue as a byproduct of significant changes taking place worldwide, and your fund's conservative strategy should enable it to weather these conditions. Furthermore, we believe investors are becoming more discriminating in their stock selections, demanding more in the way of solid fundamentals such as assets, cash flow, earnings, and dividend payments. In this environment, the market favors strong companies with steady revenues and cash flow that focus on improving shareholder value. In short, the market favors the kinds of stocks in which your fund invests. We believe your fund is well positioned to provide attractive returns with less volatility over the long term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Nippon Telegraph and Telephone Corp.
Japan
Telecommunications

Aventis S.A.
France
Pharmaceuticals

Internationale Nederlanden
Groep (ING)
Netherlands
Insurance

Total Fina Elf S.A.
France
Oil and gas

Akzo-Nobel N.V.
Netherlands
Chemicals

Scottish Power PLC
United Kingdom
Electric utilities

Diageo PLC
United Kingdom
Beverage

Veba (Vereinigte Elekrizitaets
Bergwerks) AG
Germany
Electric utilities

Honda Motor Co., Ltd
Japan
Automotive

BCE, Inc.
Canada
Telecommunications

Footnote reads:
These holdings represent 21.9% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 6/30/00

                     Class A        Class B         Class C        Class M
(inception dates)   (8/1/96)       (8/1/96)        (2/1/99)        (8/1/96)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           16.33%   9.62%  15.41%  10.41%  15.50%  14.50%  15.83%  11.74%
------------------------------------------------------------------------------
Life of fund     93.66   82.53   87.87   84.87   88.18   88.18   89.91   83.25
Annual average   18.42   16.64   17.50   17.02   17.55   17.55   17.83   16.75
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                               MSCI EAFE    Consumer
                                 Index     price index
------------------------------------------------------
1 year                           17.16%      3.67%
------------------------------------------------------
Life of fund                     55.48       9.61
Annual average                   11.93       2.37
------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/1/96

                                 Morgan Stanley
                             Capital International
             Fund's class A       (MSCI) EAFE        Consumer price
Date         shares at POP            Index              index

8/1/96           9,425               10,000             10,000
6/30/97         11,945               11,623             10,204
6/30/98         14,282               12,332             10,369
6/30/99         15,691               13,271             10,573
6/30/00        $18,253              $15,548            $10,961

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $18,787 ($18,487 with a redemption at the end of the period); a $10,000 investment in the fund's class C shares would have been valued at $18,818 and no contingent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $18,991 ($18,325 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/00

                    Class A     Class B     Class C        Class M
----------------------------------------------------------------------
Distributions (number) 4           1           1              1
----------------------------------------------------------------------
Income              $0.368      $0.299      $0.302         $0.307
----------------------------------------------------------------------
Capital gains
  Long-term          0.681       0.681       0.681          0.681
----------------------------------------------------------------------
  Short-term         0.683       0.683       0.683          0.683
----------------------------------------------------------------------
  Total             $1.732      $1.663      $1.666         $1.671
----------------------------------------------------------------------
Share value:      NAV    POP      NAV         NAV        NAV    POP
----------------------------------------------------------------------
6/30/99         $12.59  $13.36  $12.49      $12.57     $12.55  $13.01
----------------------------------------------------------------------
6/30/00          12.80   13.58   12.65       12.75      12.76   13.22
----------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended June 30, 2000

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam International Growth and Income Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000




THE FUND'S PORTFOLIO
June 30, 2000


COMMON STOCKS (97.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,064,561 British Aerospace PLC (United Kingdom)                                         $      6,638,198
            687,800 Rolls-Royce PLC (United Kingdom)                                                      2,441,111
                                                                                                   ----------------
                                                                                                          9,079,309

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            264,100 Deutsche Lufthansa AG (Germany)                                                       6,201,279

Automotive (4.2%)
-------------------------------------------------------------------------------------------------------------------
            667,000 Honda Motor Co., Ltd. (Japan)                                                        22,762,999
            595,500 Hyundai Motor Co., Ltd. (Korea)                                                       7,638,039
            314,503 Valeo S.A. (France)                                                                  16,879,502
                                                                                                   ----------------
                                                                                                         47,280,540

Banking (8.5%)
-------------------------------------------------------------------------------------------------------------------
            778,547 Australia & New Zealand Banking Group Ltd. (Australia)                                5,984,910
            723,422 Bank of Nova Scotia (Canada)                                                         17,729,016
            328,394 Barclays PLC (United Kingdom)                                                         8,166,110
            138,880 Banque Nationale de Paris (France)                                                   13,416,741
            426,767 DBS Group Holdings Ltd. (Singapore)                                                   5,481,185
            574,197 National Bank of Canada (Canada)                                                      8,567,212
            884,000 Overseas-Chinese Banking Corp., Ltd. (Singapore)                                      6,085,970
            515,300 Royal Bank of Scotland Group PLC (United Kingdom)                                     8,625,766
            930,415 Instituto Bancario San Paolo di Torino (Italy)                                       16,576,884
             40,010 United Bank of Switzerland (UBS) AG (Switzerland)                                     5,882,376
                                                                                                   ----------------
                                                                                                         96,516,170

Beverage (4.0%)
-------------------------------------------------------------------------------------------------------------------
          1,154,090 Bass PLC (United Kingdom)                                                            12,978,094
          2,693,602 Diageo PLC (United Kingdom)                                                          24,175,226
          2,007,334 Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                     8,569,631
                                                                                                   ----------------
                                                                                                         45,722,951

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
            521,000 Asahi Glass Co., Ltd. (Japan)                                                         5,836,500

Chemicals (6.3%)
-------------------------------------------------------------------------------------------------------------------
            577,137 Akzo-Nobel N.V. (Netherlands)                                                        24,614,200
            919,499 BOC Group PLC (United Kingdom)                                                       13,220,787
              7,346 Clariant AG (Switzerland)                                                             2,738,482
             22,400 Clariant AG 144A (Switzerland)                                                        8,350,394
            116,925 Henkel KGaA (Germany)                                                                 5,884,319
            505,300 Rhodia S.A. (France)                                                                  8,523,320
          1,638,000 Teijin, Ltd. (Japan)                                                                  8,005,729
                                                                                                   ----------------
                                                                                                         71,337,231

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            138,400 Hagemeyer N.V. (Netherlands)                                                          3,830,717

Conglomerates (3.4%)
-------------------------------------------------------------------------------------------------------------------
            377,965 Canadian Pacific, Ltd. (Canada)                                                       9,798,715
          2,801,313 Cookson Group PLC (United Kingdom)                                                    9,348,731
            408,400 Investor AB (Sweden)                                                                  5,613,986
            502,900 Smiths Industries PLC (United Kingdom)                                                6,545,797
          2,179,801 Tomkins PLC (United Kingdom)                                                          7,084,879
                                                                                                   ----------------
                                                                                                         38,392,108

Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
            342,943 CRH PLC (Ireland)                                                                     6,211,987
            421,800 CSR, Ltd. (Australia)                                                                 1,174,487
                                                                                                   ----------------
                                                                                                          7,386,474

Consumer Finance (2.2%)
-------------------------------------------------------------------------------------------------------------------
             83,775 Aiful Corp. (Japan)                                                                   7,745,505
            223,400 Promise Co., Ltd. (Japan)                                                            17,697,977
                                                                                                   ----------------
                                                                                                         25,443,482

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
            678,000 Shiseido Co., Ltd. (Japan)                                                           10,511,628

Electric Utilities (7.2%)
-------------------------------------------------------------------------------------------------------------------
            474,342 Veba (Vereinigte Elekrizitaets Bergwerks) AG (Germany)                               23,366,922
          2,539,768 Hongkong Electric Holdings, Ltd. (Hong Kong)                                          8,178,295
            692,359 Iberdrola S.A. (Spain)                                                                8,958,018
            325,300 Iberdrola SA 144A (Spain)                                                             4,208,862
          1,313,095 Scottish & Southern Energy PLC (United Kingdom)                                      12,043,458
          2,897,070 Scottish Power PLC (United Kingdom)                                                  24,554,406
                                                                                                   ----------------
                                                                                                         81,309,961

Electrical Equipment (2.6%)
-------------------------------------------------------------------------------------------------------------------
          4,771,876 Invensys PLC (United Kingdom)                                                        17,911,141
            164,310 Schneider Electric SA (France)                                                       11,495,653
                                                                                                   ----------------
                                                                                                         29,406,794

Electronics (2.9%)
-------------------------------------------------------------------------------------------------------------------
             46,900 Hirose Electric Co., Ltd. (Japan)                                                     7,320,089
             34,300 Samsung Electronics Co. (South Korea)                                                11,352,319
            579,520 Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (NON)                            2,751,542
             82,000 TDK Corp. (Japan)                                                                    11,813,953
                                                                                                   ----------------
                                                                                                         33,237,903

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
              1,500 Nestle S.A. (Switzerland)                                                             3,012,734

Insurance (8.2%)
-------------------------------------------------------------------------------------------------------------------
             29,172 Allianz AG (Germany)                                                                 10,624,209
            827,281 Allied Zurich PLC (United Kingdom)                                                    9,785,082
          1,862,680 AMP Ltd. (Australia)                                                                 19,002,503
            162,709 AGF (Assurances Generales de France) (France)                                         8,631,296
            113,509 Axa S.A. (France)                                                                    17,949,859
            397,125 Internationale Nederlanden Groep (ING) (Netherlands)                                 26,946,806
                                                                                                   ----------------
                                                                                                         92,939,755

Investment Banking/Brokerage (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,783,000 Nikko Securities Co., Ltd. (Japan)                                                   17,698,525
            379,000 Nomura Securities Co., Ltd. (Japan)                                                   9,297,646
                                                                                                   ----------------
                                                                                                         26,996,171

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,184,577 Granada Group PLC (United Kingdom)                                                   11,832,858

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
            517,233 SKF AB Class B (Sweden)                                                               8,703,156

Media (1.1%)
-------------------------------------------------------------------------------------------------------------------
            319,358 Carlton Communications PLC (United Kingdom)                                           4,108,461
             35,516 Groupe Bruxelles Lambert SA (Belgium)                                                 8,901,077
                                                                                                   ----------------
                                                                                                         13,009,538

Metals (0.5%)
-------------------------------------------------------------------------------------------------------------------
              9,750 Pohang Iron & Steel Company, Ltd. (South Korea)                                         839,703
            221,400 Pohang Iron & Steel Company, Ltd. ADR (South Korea)                                   5,313,600
                                                                                                   ----------------
                                                                                                          6,153,303

Office Equipment & Supplies (1.8%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Canon, Inc. (Japan)                                                                  11,979,580
            416,000 Ricoh Co., Ltd. (Japan)                                                               8,828,890
                                                                                                   ----------------
                                                                                                         20,808,470

Oil & Gas (5.8%)
-------------------------------------------------------------------------------------------------------------------
          2,216,860 British Petroleum Co. PLC (United Kingdom)                                           21,272,080
          3,371,892 Ente Nazionale Idrocarburi (ENI) SpA (Italy)                                         19,551,309
            163,473 Total Fina Elf S.A. Class B (France)                                                 25,161,607
                                                                                                   ----------------
                                                                                                         65,984,996

Paper & Forest Products (3.2%)
-------------------------------------------------------------------------------------------------------------------
          1,148,024 Abitibi-Consolidated Inc. (Canada)                                                   10,657,123
          4,938,726 Jefferson Smurfit Group PLC (Ireland)                                                 8,408,808
          1,132,569 Sappi, Ltd. (South Africa)                                                            8,525,612
            435,994 Svenska Cellulosa AB (SCA) (Sweden)                                                   8,330,937
                                                                                                   ----------------
                                                                                                         35,922,480

Pharmaceuticals (6.6%)
-------------------------------------------------------------------------------------------------------------------
            293,307 Astra-Zeneca Group PLC (United Kingdom)                                              13,694,936
            371,360 Aventis S.A. (France)                                                                27,209,428
            301,000 Eisai Co., Ltd. (Japan)                                                               9,674,797
            902,158 SmithKline Beecham PLC (United Kingdom)                                              11,810,850
            219,000 Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                          11,987,238
                                                                                                   ----------------
                                                                                                         74,377,249

Publishing (2.6%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Dai Nippon Printing Co., Ltd. (Japan)                                                 8,834,373
          1,626,200 Reed International PLC (United Kingdom)                                              14,152,209
            233,176 Wolters Kluwer NV (Netherlands)                                                       6,234,977
                                                                                                   ----------------
                                                                                                         29,221,559

Railroads (0.8%)
-------------------------------------------------------------------------------------------------------------------
            304,162 Canadian National Railway Co. (Canada)                                                8,850,515

Retail (1.4%)
-------------------------------------------------------------------------------------------------------------------
            412,000 Marui Co., Ltd. (Japan)                                                               7,906,599
          2,534,465 Tesco PLC (United Kingdom)                                                            7,882,801
                                                                                                   ----------------
                                                                                                         15,789,400

Technology (5.8%)
-------------------------------------------------------------------------------------------------------------------
            177,200 Alcatel (France)                                                                     11,667,217
            461,000 Fujitsu Ltd. (Japan)                                                                 15,994,233
            368,000 NEC Corp. (Japan)                                                                    11,584,799
            930,000 Toshiba Corp. (Japan)                                                                10,523,823
            349,336 Philips Electronics N.V. (Netherlands)                                               16,539,299
                                                                                                   ----------------
                                                                                                         66,309,371

Telecommunications (9.4%)
-------------------------------------------------------------------------------------------------------------------
            910,000 BCE, Inc. (Canada)                                                                   21,669,368
            312,494 Cable & Wireless PLC (United Kingdom)                                                 5,292,419
            168,542 Hellenic Telecommunications Organization S.A. (Greece)                                4,131,025
            728,482 Mahanager Telephone GDR 144A                                                          7,466,941
              2,081 Nippon Telephone and Telegraph Corp. (Japan)                                         27,738,798
            983,567 Portugal Telecom S.A. (Portugal)                                                     11,085,571
            838,393 Telefonica S.A. (Spain)                                                              18,079,107
            200,000 Telefonos de Mexico S.A. ADR Class L, (Mexico)                                       11,425,000
                                                                                                   ----------------
                                                                                                        106,888,229

Tobacco (0.5%)
-------------------------------------------------------------------------------------------------------------------
            887,217 BAT Industries PLC (United Kingdom)                                                   5,921,761
                                                                                                   ----------------
                    Total Common Stocks (cost $1,011,556,808)                                      $  1,107,164,110

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            600,900 Taiwan Semi-Conductor Manufacturing Co. Structured
                    Note (issued by UBS AG Warburg Dillon Read) 3.70%
                    2001 (Taiwan)                                                                  $      2,949,518

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $ 1,700,000 U.S Treasury Bills 5.77s, August 31, 2000 (SEG)                                $      1,683,374
         48,317,000 Interest in $729,703,000 joint repurchase agreement dated June 30, 2000, year with Morgan (J.P.) & Co., Inc.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $48,342,970 for an
                    effective yield of 6.45%                                                             48,317,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $50,000,374)                                $     50,000,374
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,061,557,182) (b)                                    $  1,157,164,484
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,134,591,196.

  (b) The aggregate identified cost on a tax basis is $1,080,674,964, resulting in gross unrealized appreciation and depreciation of $128,274,990 and $51,785,470, respectively, or net unrealized appreciation of $76,489,520.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at June 30, 2000:
      (as percentage of Market Value)

          Australia           2.2%
          Canada              6.7
          France             12.2
          Germany             4.0
          Ireland             1.2
          Italy               3.1
          Japan              21.7
          Mexico              1.7
          Netherlands         6.8
          South Korea         1.5
          Spain               2.7
          Sweden              2.0
          Switzerland         1.7
          United Kingdom     22.4
          United States       4.5
          Other               5.6
          -----------------------
          Total             100.0%

---------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 2000
(aggregate face value $60,607,609)
                                                          Unrealized
                             Aggregate Face   Delivery   Appreciation/
              Market Value        Value         Date    (Depreciation)
---------------------------------------------------------------------
Euro Dollar    $ 5,113,475     $ 5,090,870     9/15/00      $  22,605
Euro Dollar     54,819,896      55,516,739    10/18/00       (696,843)
---------------------------------------------------------------------
                                                            $(674,238)
---------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2000
                   Market    Aggregate Face   Delivery    Unrealized
                   Value          Value         Date     Depreciation
---------------------------------------------------------------------
Japanese Yen   $10,853,360     $10,853,331     9/06/00           $(29)
---------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000
                             Aggregate Face  Expiration   Unrealized
               Total Value        Value         Date     Depreciation
---------------------------------------------------------------------
Dax Future
(Long)          $4,995,660      $5,265,338     Sept-00      $(269,678)
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,061,557,182) (Note 1)                                    $1,157,164,484
-------------------------------------------------------------------------------------------
Cash                                                                                555,286
-------------------------------------------------------------------------------------------
Foreign currency (cost $3,686,853)                                                4,138,359
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   2,406,467
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            5,012,143
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   11,259,789
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                       5,750
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       22,605
-------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                           20,808
-------------------------------------------------------------------------------------------
Total assets                                                                  1,180,585,691

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 41,343,285
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          609,777
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,000,290
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          321,624
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        21,937
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,422
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              778,334
-------------------------------------------------------------------------------------------
Payable for organization expense (Note 1)                                            64,834
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                         696,872
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        43,701
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              109,419
-------------------------------------------------------------------------------------------
Total liabilities                                                                45,994,495
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,134,591,196

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $959,620,777
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (5,741,788)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                           85,718,293
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                     94,993,914
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $1,134,591,196

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($582,386,262 divided by 45,507,801 shares)                                          $12.80
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.80)*                              $13.58
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($488,653,772 divided by 38,619,244 shares)**                                        $12.65
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,903,072 divided by 1,796,217)**                                                 $12.75
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($40,648,090 divided by 3,186,348 shares)                                            $12.76
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.76)*                              $13.22
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended June 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,327,579)                                   $ 20,559,044
-------------------------------------------------------------------------------------------
Interest                                                                          2,831,589
-------------------------------------------------------------------------------------------
Total investment income                                                          23,390,633

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,755,858
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,197,317
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    30,412
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,226
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,294,625
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             4,675,590
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               163,741
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               293,278
-------------------------------------------------------------------------------------------
Amortization of organizational expenses  (Note 1)                                    17,355
-------------------------------------------------------------------------------------------
Other                                                                               639,583
-------------------------------------------------------------------------------------------
Total expenses                                                                   17,083,985
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (362,859)
-------------------------------------------------------------------------------------------
Net expenses                                                                     16,721,126
-------------------------------------------------------------------------------------------
Net investment income                                                             6,669,507
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                133,710,569
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   3,287,545
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                         582,744
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                 (591,253)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the year           12,891,513
-------------------------------------------------------------------------------------------
Net gain on investments                                                         149,881,118
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $156,550,625
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended June 30
                                                                  --------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $    6,669,507     $  4,748,298
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         137,580,858       81,831,321
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies           12,300,260       (6,464,816)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  156,550,625       80,114,803
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (7,374,706)      (8,562,227)
--------------------------------------------------------------------------------------------------
   Class B                                                             (5,480,410)      (6,251,787)
--------------------------------------------------------------------------------------------------
   Class C                                                               (190,172)          (4,975)
--------------------------------------------------------------------------------------------------
   Class M                                                               (462,972)        (571,933)
--------------------------------------------------------------------------------------------------
  In excess from of net investment income
   Class A                                                             (6,948,131)              --
--------------------------------------------------------------------------------------------------
   Class B                                                             (5,163,407)              --
--------------------------------------------------------------------------------------------------
   Class C                                                               (179,172)              --
--------------------------------------------------------------------------------------------------
   Class M                                                               (436,191)              --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (52,384,086)     (17,231,317)
--------------------------------------------------------------------------------------------------
   Class B                                                            (48,555,741)     (17,184,367)
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,668,165)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,994,975)      (1,524,471)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     150,225,853       68,971,565
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          173,938,350       97,755,291

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                     960,652,846      862,897,555
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $5,741,788 and
$7,723,753, respectively)                                          $1,134,591,196     $960,652,846
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                August 1, 1996+
operating performance                         Year ended June 30          to June 30
----------------------------------------------------------------------------------------
                                        2000         1999         1998         1997
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.59       $12.25       $10.76        $8.53
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .13          .11          .23          .15
----------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.81          .98         1.78         2.13
----------------------------------------------------------------------------------------
Total from
investment operations                   1.94         1.09         2.01         2.28
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.25)        (.16)        (.05)
----------------------------------------------------------------------------------------
In excess of net
investment income                       (.17)          --           --           --
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.36)        (.50)        (.36)          --
----------------------------------------------------------------------------------------
Total distributions                    (1.73)        (.75)        (.52)        (.05)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.80       $12.59       $12.25       $10.76
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 16.33         9.87        19.56        26.73*
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $582,386     $469,726     $409,456     $157,990
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.28         1.30         1.36         1.52*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.02          .94         1.98         1.61*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 82.07        88.09        53.57        70.25*
----------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                August 1, 1996+
operating performance                         Year ended June 30          to June 30
----------------------------------------------------------------------------------------
                                        2000         1999         1998         1997
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.49       $12.18       $10.72        $8.53
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .03          .02          .14          .10
----------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.79          .97         1.78         2.10
----------------------------------------------------------------------------------------
Total from
investment operations                   1.82          .99         1.92         2.20
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.15)        (.18)        (.10)        (.01)
----------------------------------------------------------------------------------------
In excess of net
investment income                       (.15)          --           --           --
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.36)        (.50)        (.36)          --
----------------------------------------------------------------------------------------
Total distributions                    (1.66)        (.68)        (.46)        (.01)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.65       $12.49       $12.18       $10.72
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 15.41         9.04        18.68        25.80*
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $488,654     $445,472     $414,609     $174,801
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               2.03         2.05         2.11         2.21*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .25          .19         1.21         1.03*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 82.07        88.09        53.57        70.25*
----------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------
                                                For the period
Per-share                            Year ended  Feb. 1, 1999+
operating performance                 June 30     to June 30
---------------------------------------------------------------------
                                        2000         1999
---------------------------------------------------------------------
Net asset value,
beginning of period                   $12.57       $11.10
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment income (a)                .04          .07
---------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.80         1.42
---------------------------------------------------------------------
Total from
investment operations                   1.84         1.49
---------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------
From net
investment income                       (.15)        (.02)
---------------------------------------------------------------------
In excess of net
investment income                       (.15)          --
---------------------------------------------------------------------
From net realized gain
on investments                         (1.36)          --
---------------------------------------------------------------------
Total distributions                    (1.66)        (.02)
---------------------------------------------------------------------
Net asset value,
end of period                         $12.75       $12.57
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Total return at
net asset value (%)(b)                 15.50        13.40*
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $22,903       $9,163
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               2.03          .84*
---------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .34          .58*
---------------------------------------------------------------------
Portfolio turnover (%)                 82.07        88.09
---------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                August 1, 1996+
operating performance                         Year ended June 30          to June 30
----------------------------------------------------------------------------------------
                                        2000         1999         1998         1997
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.55       $12.22       $10.74        $8.53
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .06          .05          .16          .12
----------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.82          .97         1.79         2.11
----------------------------------------------------------------------------------------
Total from
investment operations                   1.88         1.02         1.95         2.23
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.16)        (.19)        (.11)        (.02)
----------------------------------------------------------------------------------------
In excess of net
investment income                       (.15)          --           --           --
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.36)        (.50)        (.36)          --
----------------------------------------------------------------------------------------
Total distributions                    (1.67)        (.69)        (.47)        (.02)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.76       $12.55       $12.22       $10.74
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 15.83         9.24        18.95        26.17*
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $40,648      $36,291      $38,832      $17,105
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.78         1.80         1.86         1.98*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .51          .40         1.40         1.19*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 82.07        88.09        53.57        70.25*
----------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
June 30, 2000

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2000, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, foreign taxes, unrealized gains and losses on certain futures contracts, and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2000, the fund reclassified $21,547,619 to decrease distribution in excess of net investment income and $15,644 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $21,531,975. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 2000, fund expenses were reduced by $362,859 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,774 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fee payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $370,641 and $14,806 from the sale of class A and class M shares, respectively, and received $643,442 and $5,745 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $31,937 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $871,691,338 and $803,800,181, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 39,521,548        $489,707,477
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,865,158          58,637,537
---------------------------------------------------------------------------
                                            44,386,706         548,345,014

Shares
repurchased                                (36,202,992)       (450,364,719)
---------------------------------------------------------------------------
Net increase                                 8,183,714        $ 97,980,295
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,486,440        $293,865,844
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,259,777          24,453,045
---------------------------------------------------------------------------
                                            27,746,217         318,318,889

Shares
repurchased                                (23,849,432)       (274,006,683)
---------------------------------------------------------------------------
Net increase                                 3,896,785        $ 44,312,206
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,200,397        $101,429,906
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,497,245          53,607,145
---------------------------------------------------------------------------
                                            12,697,642         155,037,051

Shares
repurchased                                 (9,757,166)       (119,736,468)
---------------------------------------------------------------------------
Net increase                                 2,940,476        $ 35,300,583
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,011,247         $91,975,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,003,520          21,477,689
---------------------------------------------------------------------------
                                            10,014,767         113,453,686

Shares
repurchased                                 (8,373,704)        (94,136,683)
---------------------------------------------------------------------------
Net increase                                 1,641,063         $19,317,003
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,766,149         $22,209,445
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  139,826           1,679,314
---------------------------------------------------------------------------
                                             1,905,975          23,888,759

Shares
repurchased                                   (838,701)        (10,543,328)
---------------------------------------------------------------------------
Net increase                                 1,067,274         $13,345,431
---------------------------------------------------------------------------

                                            For the period February 1, 1999
                                            (commencement of operations) to
                                                              June 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    795,822          $9,522,643
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      308               3,755
---------------------------------------------------------------------------
                                               796,130           9,526,398

Shares
repurchased                                    (67,187)           (845,963)
---------------------------------------------------------------------------
Net increase                                   728,943          $8,680,435
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,053,808         $25,485,200
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  394,356           4,732,271
---------------------------------------------------------------------------
                                             2,448,164          30,217,471

Shares
repurchased                                 (2,153,106)        (26,617,927)
---------------------------------------------------------------------------
Net increase                                   295,058         $ 3,599,544
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    645,549         $ 7,389,654
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  177,635           1,911,353
---------------------------------------------------------------------------
                                               823,184           9,301,007

Shares
repurchased                                 (1,109,843)        (12,639,086)
---------------------------------------------------------------------------
Net decrease                                  (286,659)        $(3,338,079)
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $73,973,349 as a 20% capital gain, for its taxable year ended June 30, 2000.

For the period, interest and dividends from foreign countries were $22,886,624 or $0.257 per share (for all share classes). Taxes paid to foreign countries were $2,327,579 or $0.026 per share for all classes of shares.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Colin Moore
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN024-63293  2CE/2CG/2CH  8/00